Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of Restricted Common Stock Activity

The Company’s activity in restricted common stock was as follows for the three months ended March 31, 2021:

	Number of shares	Weighted average grant date fair value
Non–vested at December 31, 2020	33,333	$0.04
Granted	-	$-
Vested	(33,333)	$0.04
Non–vested at March 31, 2021	-	$-

The Company’s activity in restricted common stock was as follows for the years ended December 31, 2020:

Non–vested at January 1, 2020	650,000	$1.24
Granted	-	$-
Vested	(616,667)	$1.48
Non–vested at December 31, 2020	33,333	$.04

The Company’s activity in restricted common stock was as follows for the year ended December 31, 2019:

	Number of shares	Weighted average grant date fair value
Non–vested at January 1, 2019	3,355,000	$1.46
Granted	100,000	$0.04
Vested	(2,805,000)	$1.30
Non–vested at December 31, 2019	650,000	$1.24